Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Seligman Global Technology Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.7%
Issuer	Shares	Value ($)
Germany 0.5%
TeamViewer SE(a)	36,668	616,299
Israel 0.6%
CyberArk Software Ltd.(a)	3,629	594,321
Tower Semiconductor Ltd.(a)	10,530	258,617
Total		852,938
Japan 3.3%
Renesas Electronics Corp.(a)	257,300	3,930,248
Sumco Corp.	32,700	425,524
Total		4,355,772
Netherlands 1.5%
NXP Semiconductors NV	10,318	2,062,775
United States 92.8%
Activision Blizzard, Inc.	21,977	2,057,706
Adeia, Inc.	93,919	1,003,055
Advanced Energy Industries, Inc.	19,755	2,037,136
Alphabet, Inc., Class A(a)	47,098	6,163,244
Alphabet, Inc., Class C(a)	16,727	2,205,455
Analog Devices, Inc.	17,274	3,024,505
Apple, Inc.	39,911	6,833,162
Applied Materials, Inc.	34,920	4,834,674
AppLovin Corp.(a)	11,200	447,552
Arista Networks, Inc.(a)	8,703	1,600,743
Bloom Energy Corp., Class A(a)	206,517	2,738,415
Broadcom, Inc.	7,583	6,298,288
Cerence, Inc.(a)	25,677	523,040
Comcast Corp., Class A(b)	17,688	784,286
Dell Technologies, Inc.	29,421	2,027,107
Dropbox, Inc., Class A(a)	142,720	3,886,266
DXC Technology Co.(a)	23,864	497,087
eBay, Inc.	58,602	2,583,762
Eiger BioPharmaceuticals, Inc.(a)	70,340	21,454
F5, Inc.(a)	12,558	2,023,596
Fidelity National Information Services, Inc.	14,531	803,128
Fiserv, Inc.(a)	7,946	897,580
Fortinet, Inc.(a)	33,654	1,974,817
Common Stocks (continued)
Issuer	Shares	Value ($)
Gen Digital, Inc.	103,587	1,831,418
GoDaddy, Inc., Class A(a)	48,222	3,591,575
HireRight Holdings Corp.(a)	24,078	228,982
Kulicke & Soffa Industries, Inc.	11,200	544,656
Lam Research Corp.	13,661	8,562,305
Lumentum Holdings, Inc.(a)	20,142	910,016
Marvell Technology, Inc.	58,706	3,177,756
Match Group, Inc.(a)	16,193	634,361
Meta Platforms, Inc., Class A(a)	4,250	1,275,892
Microchip Technology, Inc.	27,991	2,184,697
Microsoft Corp.	20,866	6,588,439
NetApp, Inc.	33,525	2,543,877
NVIDIA Corp.	4,600	2,000,954
ON Semiconductor Corp.(a)	18,125	1,684,719
Oracle Corp.	23,749	2,515,494
Palo Alto Networks, Inc.(a)	13,020	3,052,409
Pinterest, Inc., Class A(a)	23,800	643,314
Qorvo, Inc.(a)	12,321	1,176,286
Rambus, Inc.(a)	10,099	563,423
RingCentral, Inc., Class A(a)	23,228	688,246
Salesforce, Inc.(a)	2,328	472,072
Semtech Corp.(a)	24,800	638,600
Skyworks Solutions, Inc.	8,564	844,325
SMART Global Holdings, Inc.(a)	46,229	1,125,676
Splunk, Inc.(a)	11,746	1,717,852
Synaptics, Inc.(a)	31,936	2,856,356
Synopsys, Inc.(a)	9,995	4,587,405
Tenable Holdings, Inc.(a)	13,915	623,392
Teradyne, Inc.	41,045	4,123,381
T-Mobile US, Inc.(a)	5,791	811,030
Transphorm, Inc.(a)	36,768	81,625
Visa, Inc., Class A	14,435	3,320,194
VMware, Inc., Class A(a)	8,125	1,352,650
Western Digital Corp.(a)	31,286	1,427,580
Total		123,647,015
Total Common Stocks (Cost $98,945,788)		131,534,799

2	Columbia Variable Portfolio – Seligman Global Technology Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2023 (Unaudited)
Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(c),(d)	2,886,130	2,885,264
Total Money Market Funds (Cost $2,885,139)		2,885,264
Total Investments in Securities (Cost $101,830,927)		134,420,063
Other Assets & Liabilities, Net		(1,169,370)
Net Assets		$133,250,693
At September 30, 2023, securities and/or cash totaling $563,118 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Comcast Corp	Morgan Stanley	USD	(563,118)	(127)	45.00	1/19/2024	(12,275)	(26,226)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	1,590,299	24,762,767	(23,467,829)	27	2,885,264	429	91,096	2,886,130
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Seligman Global Technology Fund | Third Quarter Report 2023	3

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3QT7072_12_B01_(11/23)